Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 154,267	Royalties	UNITED STATES	U.S Department of Interior (Office of Natural Resources Revenue)	Ohio	Oil and Natural Gas	Exploration and Production	Well
#: 2
	$ 493,695	Royalties	UNITED STATES	U.S Department of Interior (Office of Natural Resources Revenue)	Oklahoma	Oil and Natural Gas	Exploration and Production	Well